Discontinued operations	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations
Discontinued operations
In prior years, the Company disposed of two businesses, comprising the commercial and industrial construction segment, and classified their results as discontinued operations. On November 22, 2012, the Company sold its pipeline related assets and exited the pipeline business. On July 12, 2013, the Company sold its piling related assets and liabilities, excluding accounts receivable and unbilled revenue on a certain customer contract, and exited the piling, foundation, pipeline anchor and tank services businesses. The terms of the piling sale agreement entitled the Company to additional proceeds of up to $92,500 over the three years following the sale, contingent on the purchaser achieving certain "net income before interest expense, income taxes, depreciation and amortization" ("Piling Business EBITDA") thresholds from the assets and liabilities sold. The Company has determined that it is very unlikely that it will realize any of the potential additional proceeds.
During the year ended December 31, 2014, the Company recorded a net loss of $472 to discontinued operations related to closing costs on a certain customer contract not sold to the purchaser and costs related to the review of the first year contingent proceeds.

Year ended December 31,	2013
	Pipeline	Piling	Total
Revenue	$—	$98,735	$98,735
Project costs	1,321	79,472	80,793
Equipment costs	—	1,242	1,242
Depreciation	—	706	706
Gross (loss) profit	$(1,321)	$17,315	$15,994
General and administrative expenses	312	6,857	7,169
Loss (gain) on disposal of assets and liabilities	63	(98,065)	(98,002)
Gain on sale of inventory	(46)	—	(46)
Amortization of intangible assets	—	351	351
Operating (loss) income	$(1,650)	$108,172	$106,522
Interest expense	—	4,758	4,758
(Loss) income before income taxes	$(1,650)	$103,414	$101,764
Current income tax expense	—	164	164
Deferred income tax (benefit) expense	(510)	14,879	14,369
Net (loss) income	$(1,140)	$88,371	$87,231
Cash (used in) provided by discontinued operations during the prior year are summarized as follows:

Year ended December 31,	2013
	Pipeline	Piling	Total
Operating activities	$(1,587)	$47,326	$45,739
Investing activities	—	182,836	182,836
Financing activities	—	(271)	(271)
	$(1,587)	$229,891	$228,304